INCOME TAX - Reconciliation of income tax expense (benefit) (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
INCOME TAX
Income tax (benefits) expenses calculated at PRC statutory rates	¥ (15,364,513)	$ (2,118,863)	¥ 23,418,880	¥ (6,597,770)
Nondeductible expenses and others	539,247	74,366	263,655	338,058
Effect of tax rate differential	7,949,048	1,096,224	(24,061,020)	626,245
Benefit of revenue exempted from enterprise income tax	(18,814)	(2,595)	(1,799)	(57,250)
Change in valuation allowances	6,913,371	953,397	(233,590)	5,264,804
Tax refund	0	0		(98,338)
Expense (benefit) for income tax	¥ 18,339	$ 2,529	¥ (613,874)	¥ (524,251)